Cover	Feb. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	Vestis Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41783
Entity Tax Identification Number	92-2573927
Entity Address, Postal Zip Code	30075
City Area Code	470
Local Phone Number	226-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VSTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001967649